MATERIAL CHARGES AND OTHER OPERATING ITEMS (Details) $ in Millions			12 Months Ended
	Sep. 30, 2016 drilling_unit	Sep. 30, 2015 drilling_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) drilling_unit	Dec. 31, 2015 USD ($) drilling_unit
Property, Plant and Equipment [Line Items]
Asset impairment charges			$ 0.0	$ 34.3	$ 329.8
Reversal of estimated settlement liaibility				1.4
Charge for termination of a contract					$ 7.6
Jack-up Rigs [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges				$ 34.3
Number of drilling units impaired | drilling_unit	5	10		5	10
Material Charges and Other Operating Items [Member] | Jack-up Rigs [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges				$ 34.3	$ 329.8